Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 67,932,494	$ 54,992,101	$ 133,126,009	$ 117,258,488
Voyage expenses	(20,871,765)	(23,279,177)	(44,534,157)	(50,529,301)
Vessel operating expenses	(14,313,236)	(14,878,738)	(29,999,390)	(31,717,026)
Depreciation	(7,945,434)	(8,032,393)	(15,800,393)	(16,262,885)
Amortization of deferred drydock expenditures	(1,492,328)	(1,114,880)	(2,777,670)	(2,253,643)
General and administrative expenses
Corporate	(3,987,796)	(3,909,557)	(7,973,474)	(7,492,730)
Commercial and chartering	(852,364)	(593,059)	(1,719,751)	(1,649,680)
Unrealized losses on derivatives	(99,292)	0	(99,292)	0
Loss on sale of vessels	0	(6,592,429)	0	(13,162,192)
Interest expense and finance costs	(4,782,484)	(6,805,234)	(10,229,105)	(13,762,894)
Interest income	73,988	318,661	218,190	556,999
Income / (loss) before taxes	13,661,783	(9,894,705)	20,210,967	(19,014,864)
Income tax	(78,260)	(48,300)	(108,763)	(81,920)
Net income / (loss)	$ 13,583,523	$ (9,943,005)	$ 20,102,204	$ (19,096,784)
Earnings / (loss) per share, basic	$ 0.41	$ (0.30)	$ 0.61	$ (0.58)
Weighted average number of shares outstanding, basic	33,247,848	33,097,831	33,222,383	33,097,831
Earnings / (loss) per share, diluted	$ 0.41	$ (0.30)	$ 0.61	$ (0.58)
Weighted average number of shares outstanding, diluted	33,356,978	33,097,831	33,357,635	33,097,831